ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2022
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3. ACCOUNTS RECEIVABLE

Accounts receivable and allowance for doubtful accounts consisted of the following:

	December 31,	December 31,
	2022	2021

Accounts receivable	$41,868	$56,964
Less: allowance for doubtful accounts	(8,384)	-
Net accounts receivable	$33,484	$56,964